SUPPLEMENT DATED JUNE 10, 2026 TO THE:
INVESCO EXCHANGE-TRADED FUND TRUST
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 28, 2025, OF:
Invesco AI and Next Gen Software ETF (IGPT)
Invesco Global Listed Private Equity ETF (PSP)
Invesco International Dividend Achievers™ ETF (PID)
Invesco MSCI Sustainable Future ETF (ERTH)
Invesco Next Gen Connectivity ETF (KNCT)
Invesco Next Gen Media and Gaming ETF (GGME)
INVESCO EXCHANGE-TRADED FUND TRUST II
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 19, 2025, OF:
Invesco MSCI North America Climate ETF (KLMN)
Invesco Solar ETF (TAN)
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 23, 2026, OF:

Invesco Bloomberg Financial Data Providers ETF (FDIQ)
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 27, 2026, OF:
Invesco China Technology ETF (CQQQ)
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
Invesco Global Clean Energy ETF (PBD)
Invesco Global Water ETF (PIO)
Invesco International BuyBack Achievers™ ETF (IPKW)
Invesco MSCI Global Climate 500 ETF (KLMT)
Invesco MSCI Global Timber ETF (CUT)
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Invesco RAFI Emerging Markets ETF (PXH)
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
Invesco S&P Global Water Index ETF (CGW)
Invesco S&P International Developed Low Volatility ETF (IDLV)
Invesco S&P International Developed Momentum ETF (IDMO)
Invesco S&P International Developed Quality ETF (IDHQ)
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 19, 2025, OF:

Invesco International Developed Dynamic Multifactor ETF (IMFL)
INVESCO INDIA EXCHANGE-TRADED FUND TRUST
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 23, 2026, OF:

Invesco India ETF (IMVP)
(collectively, the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Effective July 1, 2026, Tony Seisser will no longer serve as a Portfolio Manager of the Funds. Accordingly, on that date, all information and references related to Mr. Seisser will be removed from the Funds’ Summary and Statutory Prospectuses and Statements of Additional Information (“SAIs”).
In addition, effective on that date, the Funds’ Summary and Statutory Prospectuses and SAIs are revised as described below.

1.
The following information is added to the table appearing under the “Portfolio Managers” section of the Summary Prospectuses and the “Summary Information – Portfolio Managers” section of the Statutory Prospectuses:
Name	Title with Adviser/Trust	Date Began Managing the Fund
Faiz Syed	Portfolio Manager of the Adviser	July 2026
2.
The following replaces the third sentence in the “Management of the Fund – Portfolio Managers” section of the Statutory Prospectuses:
In this regard, Peter Hubbard, Pratik Doshi, CFA, Michael Jeanette and Faiz Syed (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
3.
The following bullet is added below the third paragraph in the “Management of the Fund – Portfolio Managers” section of the Statutory Prospectuses:
●
Faiz Syed, Portfolio Manager of the Adviser, has been responsible for the management of the Fund and other funds in the Invesco family of ETFs since July 2026. He has been associated with the Adviser since 2022. Mr. Syed earned his Master’s degree from the University of Illinois Chicago in 2022. Prior to joining the Adviser, he worked at Morningstar from 2019 to 2021.
4.
Faiz Syed is added to the list of portfolio managers in the third sentence of the section titled “Management – Portfolio Managers” of the SAIs.
5.
The following disclosure is added to the section titled “Management – Portfolio Managers” of the SAIs.
As of April 30, 2026, Mr. Syed managed no registered investment companies, other pooled investment vehicles or other accounts.
6.
The following disclosure is added to the section titled “Management – Portfolio Holdings” of the SAIs:
As of April 30, 2026, Mr. Syed did not beneficially own any shares of the Funds for which he serves as a portfolio manager.
P-TRUST I II-SIFT-IMVP-SUMSTATSAI-SUP 061026